Business Combination	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business Combination
40.	Business Combination

On May 31, 2018, the Group’s subsidiary, KT Telecop Co., Ltd. acquired the unmanned security business and SI (System Integration) business of SG Safety Corporation for ￦27,570 million. The acquisition is expected to increase the Group’s market share and competitiveness in the market. The Group additionally acquired treasury stock from MOS GB Co., Ltd. and MOS Chungcheong Co., Ltd., associates of the Group, for ￦11,048 million. The business combination is expected to enhance specialization and efficiency in installation of wireless network infrastructure and its maintenance. GENIE Music Corporation, a subsidiary of the Group, merged with CJ Digital Music Co., Ltd. (“acquired company”) by issuing 8,922,685 shares of subsidiaries to CJ ENM CO., Ltd., who owns 100% of shares of the acquired company, and acquiring all shares (1,600,000 shares) of the acquired company. The merger is expected to increase the Group’s market share in music service and distribution business, and also reduce costs through economies of scale.

Details of the business combination are as follows:

(In millions of Korean won)	Business line	Date	Purchase consideration
SG Safety Corporation	Unmanned security business	May 31, 2018	￦	27,544
KT MOS Bukbu Co., Ltd.	Telecommunication facility maintenance	September 30, 2018		8,160
KT MOS Nambu Co., Ltd.	Telecommunication facility maintenance	September 30, 2018		6,310
CJ Digital Music Co., Ltd.	Music distribution	October 10, 2018		50,948

Fair value of the purchase consideration from the business combination is as follows:

(In millions of Korean won)	SG Safety Corporation		KT MOS Bukbu Co., Ltd		KT MOS Nambu Co., Ltd.		CJ Digital Music Co., Ltd.
Cash and cash equivalents	￦	28,000	￦	6,283	￦	4,765	￦	—
Settled receivables[1]		(456)		—		—		—
Fair value of equity instruments previously held[2]		—		1,877		1,545		—
Fair value of equity instruments newly issued[3]		—		—		—		50,948

Total	￦	27,544	￦	8,160	￦	6,310	￦	50,948

1	Uncollected amount which incurred after the payment of consideration from adjustment of purchase consideration caused by additional retirement benefit.
2	The shares previously held by KT MOS Bukbu Co., Ltd. (93,994 ordinary shares) and KT MOS Nambu Co., Ltd. (65,831 ordinary shares), non-listed entities, were evaluated by using the profit approach.
3

The fair value (￦50,948 million) of 8,992,685 ordinary shares of GENIE Music Corporation, the consideration transferred, was based on the share price disclosed at the merger date. The issuance cost amounting to ￦31 million were deducted from deemed issuance price.

Fair value of the assets and liabilities recognized as a result of the acquisition at the acquisition date are as follows:

(In millions of Korean won)	SG Safety Corporation		KT MOS Bukbu Co., Ltd		KT MOS Nambu Co., Ltd.		CJ Digital Music Co., Ltd.
Recognized amounts of identifiable assets acquired	￦	17,763	￦	14,924	￦	12,242	￦	28,117
Cash and cash equivalents		—		7,864		3,340		1,556
Trade and other receivables		—		4,827		6,318		11,200
Other current assets		1,367		160		85		484
Inventories		—		—		—		5
Current income tax assets		—		—		75		—
Property and equipment		4,047		855		1,104		791
Intangible assets				997		478		1,860
Distribution agency contract (included in intangibles)		—		—		—		11,753
Contractual customer relationship (included in intangibles)		10,467		—		—		468
Deferred income tax assets		—		113		576		—
Other non-current assets		1,882		10		—		—
Other non-current financial assets		—		98		266		—
Recognized amounts of identifiable liabilities assumed		5,637		10,050		6,433		25,559
Trade and other payables		120		6,767		3,327		18,947
Borrowings		5,000		—		—		—
Other current liabilities		—		363		703		3,481
Current income tax liabilities		—		103		—
Post-employment benefit obligations		517		2,768		2,360		311
Deferred income tax liabilities		—		—		—		2,497
Other non-current liabilities		—		49		43		323

Total	￦	12,126	￦	4,874	￦	5,809	￦	2,558

As at December 31, 2018, details of the recognized goodwill as a result of the business combination are as follows:

(In millions of Korean won)	SG Safety Corporation		KT MOS Bukbu Co., Ltd		KT MOS Nambu Co., Ltd.		CJ Digital Music Co., Ltd.
Purchase consideration	￦	27,544	￦	8,160	￦	6,310	￦	50,948
Add: Non-controlling interests[1]		—		—		101		—
Less:
Fair value of identifiable net assets		12,126		4,874		5,809		2,558

Goodwill[2]	￦	15,418	￦	3,286	￦	602	￦	48,390

1	Non-controlling interests for KT MOS Nambu Co., Ltd. acquired during the year ended December 31, 2018 are measured at proportionate shares of acquiree’s identifiable net assets.

2	The goodwill from the business combination is attributable to economies of scale expected and the acquired customer relationships.

Details of cash outflows as a result of acquisition are as follows:

(In millions of Korean won)	SG Safety Corporation[1]		KT MOS Bukbu Co., Ltd		KT MOS Nambu Co., Ltd.		CJ Digital Music Co., Ltd.
Purchase consideration
Cash[1]	￦	28,000	￦	6,283	￦	4,765	￦	—
Less:
Recognized amounts of cash and cash equivalents		—		7,864		3,340		1,556

Total	￦	28,000	￦	(1,581)	￦	1,425	￦	(1,556)

1	The difference from purchase considerations of ￦27,544 million is attributable to uncollected settled receivables.

Since the unmanned security business acquired from SG Safety Corporation is incorporated into the Group’s main business segment, the security services business, it is difficult to identify revenue and net profit generated from business combination during the reporting period.

Since KT MOS Bukbu Co., Ltd. and KT MOS Nambu Co., Ltd. are incorporated into the network business, it is difficult to identify revenue and net profit generated from business combination during the reporting period.

According to the contract, KT Telecop Co., Ltd. has the right to be reimbursed from SG Safety Corporation in the amount equivalent to 35 times the difference between the target revenue and monthly security business revenue as at December 31, 2023. However, as at the end of the reporting period, related reimbursement asset is not recognized since it is reasonably expected that the revenue will meet its target.